Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended		12 Months Ended			20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 29, 2020	Apr. 27, 2018	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000003823
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003830
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003841
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003839
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000062731
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000218692
Account Value [Line Items]
Line Graph and Table Measure Name						Portfolio
C000003836
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003843
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000062736
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003840
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003842
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000062728
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000218693
Account Value [Line Items]
Line Graph and Table Measure Name						Portfolio
C000003831
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003837
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003835
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000218694
Account Value [Line Items]
Line Graph and Table Measure Name						Portfolio
C000003828
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003827
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000218695
Account Value [Line Items]
Line Graph and Table Measure Name						Portfolio
C000003845
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003834
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003848
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003847
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003846
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003838
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003844
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000200170
Account Value [Line Items]
Line Graph and Table Measure Name						Portfolio
C000003853
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
C000003852
Account Value [Line Items]
Line Graph and Table Measure Name								Portfolio
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			$ 10,000				$ 10,786				$ 13,372			$ 12,113			$ 15,335			$ 17,828			$ 21,133		$ 17,252		$ 21,082	$ 24,769	$ 30,302
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
MSCI Emerging Markets Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index - USD Net Returns
Accumulated Value			10,000				11,119				15,264			13,040			15,443			18,270			17,805		14,228		15,626	16,799	22,438
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 13,335					$ 16,757			$ 13,538			$ 17,052			$ 21,112			$ 24,732
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value			10,000				10,450				13,291			11,404			13,857			15,333			16,533		13,887		16,056	16,945	22,432
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value	10,000			13,420					14,470			12,154			14,052			14,830			19,633
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			13,335					16,757			13,538			17,052			21,112			24,732
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			13,335					16,757			13,538			17,052			21,112			24,732
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index - USD Net Returns
Accumulated Value			10,000				10,786				13,372			12,113			15,335			17,828			21,133		17,252		21,082	24,769	30,302
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 9,425					$ 12,349			$ 14,928			$ 18,759			$ 15,156			$ 19,090		$ 23,635		$ 27,687
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274				13,656			12,940			16,954			20,495			25,754		20,808		26,209	32,448	38,012
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196				13,640			13,042			17,149			20,304			26,132		21,399		27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value			10,000				10,450				13,291			11,404			13,857			15,333			16,533		13,887		16,056	16,945	22,432
S&P Composite 1500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,303				13,691			13,012			17,033			20,085			25,799		21,212		26,613	32,988	38,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Accumulated Value			10,000				11,409				12,199			11,969			13,786			14,843			15,533		13,890		15,634	16,692	18,158
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value			10,000				10,167				10,419			10,522			11,191			11,624			11,503		10,144		10,656	10,784	11,710
MSCI World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index - USD Net Returns
Accumulated Value			10,000				10,751				13,159			12,013			15,337			17,776			21,654		17,726		21,942	26,039	31,532
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Accumulated Value			10,000				11,409				12,199			11,969			13,786			14,843			15,533		13,890		15,634	16,692	18,158
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value			10,000				10,167				10,419			10,522			11,191			11,624			11,503		10,144		10,656	10,784	11,710
MSCI World Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index - USD Net Returns
Accumulated Value			10,000				10,751				13,159			12,013			15,337			17,776			21,654		17,726		21,942	26,039	31,532
MSCI KLD 400 Social Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI KLD 400 Social Index
Accumulated Value	10,000			13,145					17,303			13,587			17,477			21,461			25,373
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury Index
Accumulated Value			10,000				10,104				10,337			10,426			11,141			12,032			11,753		10,288		10,705	10,767	11,447
Bloomberg U.S. Agency Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Agency Index
Accumulated Value			10,000				10,139				10,348			10,487			11,104			11,713			11,559		10,649		11,195	11,549	12,254
S&P Composite 1500® Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Index
Accumulated Value			10,000				9,795				11,996			12,800			15,471			17,721			22,124		21,392		21,802	22,415	25,487
Bloomberg U.S. Corporate High Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value			10,000				11,713				12,592			12,330			14,095			15,098			15,895		14,116		16,014	17,326	18,820
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate Bond Index
Accumulated Value			10,000				10,611				11,292			11,009			12,609			13,856			13,712		11,551		12,535	12,801	13,796
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Accumulated Value	10,000			13,123					14,601			12,491			14,769			15,333			20,121
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			10,000				10,708				13,943			13,732			18,729			25,938			33,096		23,453		33,462	44,623	52,906
S&P 500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Growth Index
Accumulated Value			10,000				10,689				13,622			13,621			17,861			23,840			31,471		22,217		28,889	39,311	48,029
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196				13,640			13,042			17,149			20,304			26,132		21,399		27,025	33,786	39,827
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				11,734				13,337			12,235			15,482			15,915			19,919		18,418		20,529	23,478	27,213
S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Value Index
Accumulated Value			10,000				11,740				13,543			12,331			16,268			16,489			20,594		19,519		23,858	26,790	30,323
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000			14,389					16,220			11,886			14,960			18,267			19,848
S&P MidCap 400 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Growth Index
Accumulated Value	10,000			13,868					16,490			13,363			15,700			18,203			19,561
S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				12,074				14,035			12,480			15,749			17,900			22,332		19,416		22,607	25,756	27,688
S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				12,074				14,035			12,480			15,749			17,900			22,332		19,416		22,607	25,756	27,688
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,380				13,487			12,265			16,012			18,750			22,984		19,004		22,278	25,697	28,420
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000			13,175					16,909			14,874			16,765			18,956			21,051
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Value Index
Accumulated Value	$ 10,000			$ 13,544					$ 17,696			$ 16,469			$ 19,003			$ 21,229			$ 22,838
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196				13,640			13,042			17,149			20,304			26,132		21,399		27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value			10,000				10,450				13,291			11,404			13,857			15,333			16,533		13,887		16,056	16,945	22,432
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196				13,640			13,042			17,149			20,304			26,132		21,399		27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value			10,000				10,450				13,291			11,404			13,857			15,333			16,533		13,887		16,056	16,945	22,432
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,196				13,640			13,042			17,149			20,304			26,132		21,399		27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265				10,628			10,629			11,556			12,423			12,232		10,641		11,229	11,369	12,199
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index ex-USA - USD Net Returns
Accumulated Value			10,000				10,450				13,291			11,404			13,857			15,333			16,533		13,887		16,056	16,945	22,432
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Accumulated Value			10,000				11,409				12,199			11,969			13,786			14,843			15,533		13,890		15,634	16,692	18,158
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value			10,000				10,167				10,419			10,522			11,191			11,624			11,503		10,144		10,656	10,784	11,710
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Nareit All Equity REITs Index
Accumulated Value			10,000				10,863				11,805			11,328			14,575			13,828			19,539		14,664		16,330	17,133	17,522
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Accumulated Value			10,000				10,128				10,214			10,377			10,795			11,155			11,102		10,693		11,186	11,673	12,297
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			8,776					11,276			15,181			15,611			11,497			13,642		15,709		17,753
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Growth Index
Accumulated Value		$ 10,000			$ 9,332					$ 11,304			$ 13,520			$ 16,579			$ 13,084			$ 15,322		$ 16,797		$ 17,699
S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				12,656				14,330			13,115			16,103			17,920			22,727		19,068		22,129	24,053	25,500
S&P SmallCap 600® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				12,656				14,330			13,115			16,103			17,920			22,727		19,068		22,129	24,053	25,500
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 12,131				$ 13,908			$ 12,376			$ 15,535			$ 18,636			$ 21,397		$ 17,024		$ 19,906	$ 22,203	$ 25,047